Significant Components of the Net Deferred Tax Asset and Liability (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets
Allowance for loan losses	$ 906	$ 1,092
Accrued expenses	509	378
State net operating losses and other carryforwards (net of federal benefit)	197	182
Federal net operating loss and other carryforwards	0	24
Deferred Tax Assets, Tax Credit Carryforwards, Other	266	256
Other	175	276
Gross deferred tax asset	2,053	2,208
Deferred Tax Assets, Valuation Allowance	(65)	(50)
Deferred Tax Assets, Net	1,988	2,158
Deferred Tax Liabilities
Net unrealized gains in AOCI	995	915
Leasing	728	701
Employee benefits	100	88
MSRs	613	610
Loans	47	135
Intangible assets	121	97
Fixed assets	177	148
Other	95	113
Gross deferred tax liability	2,876	2,807
Net deferred tax asset/(liability)	$ (888)	$ (649)